EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	$ 50
2021	54
2022	54
2023	55
2024	61
2025-2029	365
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	859
2021	932
2022	1,017
2023	1,085
2024	1,142
2025-2029	$ 6,144